Intercompany Transactions	3 Months Ended
Mar. 31, 2016
Intercompany Transactions [Abstract]
Intercompany Transactions

NOTE 17. INTERCOMPANY TRANSACTIONS

Transactions between related companies are made on an arms-length basis, are eliminated and consist primarily of GE Capital dividends to GE; GE customer receivables sold to GE Capital; GE Capital services for trade receivables management and material procurement; buildings and equipment leased between GE and GE Capital; information technology (IT), and other services sold to GE Capital by GE; aircraft engines manufactured by GE that are installed on aircraft purchased by GE Capital from third-party producers for lease to others; expenses related to parent-subsidiary pension plans, and various investments, loans and allocations of GE corporate overhead costs.

These intercompany transactions are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements. Effects of these eliminations on our consolidated cash flows from operating, investing and financing activities are $(5,653) million, $(1,844) million and $7,498 million in the three months ended March 31, 2016, and $1,192 million, $(1,825) million and $633 million in the three months ended March 31, 2015, respectively. Details of these eliminations are shown below.

	Three months ended March 31
(In millions)	2016	2015

Cash from (used for) operating activities-continuing operations
Combined	$7,505	$810
GE customer receivables sold to GE Capital	1,466	1,308
GE Capital dividends to GE	(7,500)	(450)
Other reclassifications and eliminations	381	334
	$1,852	$2,002
Cash from (used for) investing activities-continuing operations
Combined	$26,515	$8,719
GE customer receivables sold to GE Capital	(1,331)	(1,274)
Other reclassifications and eliminations	(513)	(551)
	$24,671	$6,894
Cash from (used for) financing activities-continuing operations
Combined	$(29,459)	$(6,994)
GE customer receivables sold to GE Capital	(135)	(34)
GE Capital dividends to GE	7,500	450
Other reclassifications and eliminations	133	217
	$(21,961)	$(6,361)